     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 26, 1999


                                               SECURITIES ACT FILE NO. 333-77547

                                        INVESTMENT COMPANY ACT FILE NO. 811-9319
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-2

          [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X] PRE-EFFECTIVE AMENDMENT NO. 3

                        [ ] POST-EFFECTIVE AMENDMENT NO.

                                     AND/OR

      [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 3

                             ----------------------

                              AMERITRADE AUTOMATIC

                         COMMON EXCHANGE SECURITY TRUST
               (Exact Name of Registrant as Specified in Charter)

                            C/O GOLDMAN, SACHS & CO.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 902-1000

                           KENNETH L. JOSSELYN, ESQ.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (Name and Address of Agent for Service)

                                   Copies to:

                             JOHN EVANGELAKOS, ESQ.
                              SULLIVAN & CROMWELL
                                125 BROAD STREET
                            NEW YORK, NEW YORK 10004
                                 (212)558-4000
                             ----------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

     If appropriate, check the following box:

     [ ] This amendment designates a new effective date for a previously filed registration statement.

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is 333-      .
                             ----------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                   PROPOSED MAXIMUM            AMOUNT OF
TITLE OF SECURITIES BEING REGISTERED                          AGGREGATE OFFERING PRICE(1)   REGISTRATION FEE
------------------------------------------------------------------------------------------------------------
Trust Automatic Common Exchange Securities..................         $150,000,000              $41,700(2)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

(2) Previously paid.


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL HEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
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

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

       Part A --         Report of Independent Accountants. Statement of Assets and
                         Liabilities.
       Part B --         None.

     (b) Exhibits


        2.a.(i)          Trust Agreement*
        2.a.(ii)         Form of Amended and Restated Trust Agreement*
        2.d              Form of Specimen Certificate of Trust Automatic Common
                         Exchange Security (included in Exhibit 2.a.(ii))*
        2.h              Form of Underwriting Agreement
        2.j              Form of Custodian Agreement*
        2.k.(i)          Form of Administration Agreement*
        2.k.(ii)         Form of Paying Agent Agreement*
        2.k.(iii)(A)     Form of Firm Purchase Contract
        2.k.(iii)(B)     Form of Extendible Purchase Contract
        2.k.(iv)         Form of Collateral Agreement*
        2.k.(v)          Form of Fund Expense Agreement*
        2.k.(vi)         Form of Fund Indemnity Agreement*
        2.l              Opinion and Consent of Counsel to the Trust
        2.n.(i)          Tax Opinion and Consent of Counsel to the Trust
        2.n.(ii)         Consent of Independent Public Accountants*
        2.n.(iii)        Consents to Being Named as Trustee*
        2.p              Form of Subscription Agreement
        2.r              Financial Data Schedule


---------------

 *  Previously filed.


ITEM 25. MARKETING ARRANGEMENTS


     See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


Registration fees...........................................  $ 41,700
Nasdaq National Market listing fee..........................  $ 60,000
Printing....................................................  $ 90,000
Fees and expenses of qualification under state securities
  laws (excluding fees of counsel)..........................  $      0
Accounting fees and expenses................................  $ 96,500
Legal fees and expenses.....................................  $200,000
NASD fees...................................................  $ 15,500
Miscellaneous...............................................  $ 10,000
                                                              --------
Total.......................................................  $513,700
                                                              ========

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Before April 30, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with Goldman, Sachs & Co. with respect to the Securities offered by the prospectus.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES


                                                              NUMBER OF
                                                               RECORD
TITLE OF CLASS                                                 HOLDERS
--------------                                                ---------
Trust Automatic Common Exchange Securities..................      1


ITEM 29. INDEMNIFICATION

     The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

     The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that the Sellers will indemnify the Trust for certain indemnification expenses incurred under the Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

     Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Not Applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of The Chase Manhattan Bank, the Registrant's administrator.

ITEM 32. MANAGEMENT SERVICES

     Not applicable.

ITEM 33. UNDERTAKINGS

     (a) The Registrant hereby undertakes to suspend offering of the Securities until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 26th day of July, 1999.


                                            AMERITRADE AUTOMATIC COMMON
                                            EXCHANGE SECURITY TRUST

                                            By:     /s/ PAUL S. EFRON
                                              ----------------------------------
                                                        Paul S. Efron
                                                           Trustee

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following person, in the capacities and on the date indicated.


                        NAME                                         TITLE                        DATE
                        ----                                         -----                        ----

                  /s/ PAUL S. EFRON                    Principal Executive Officer,          July 26, 1999
-----------------------------------------------------  Principal Financial Officer,
                    Paul S. Efron                      Principal Accounting Officer and
                                                       Trustee

                                 EXHIBIT INDEX


        EXHIBIT
         NUMBER                                  DESCRIPTION
        -------                                  -----------
        2.a.(i)          Trust Agreement*
        2.a.(ii)         Form of Amended and Restated Trust Agreement*
        2.d              Form of Specimen Certificate of Trust Automatic Common
                         Exchange Security (included in Exhibit 2.a.(ii))*
        2.h              Form of Underwriting Agreement
        2.j              Form of Custodian Agreement*
        2.k.(i)          Form of Administration Agreement*
        2.k.(ii)         Form of Paying Agent Agreement*
        2.k.(iii)(A)     Form of Firm Purchase Contract
        2.k.(iii)(B)     Form of Extendible Purchase Contract
        2.k.(iv)         Form of Collateral Agreement*
        2.k.(v)          Form of Fund Expense Agreement*
        2.k.(vi)         Form of Fund Indemnity Agreement*
        2.l              Opinion and Consent of Counsel to the Trust
        2.n.(i)          Tax Opinion and Consent of Counsel to the Trust
        2.n.(ii)         Consent of Independent Public Accountants*
        2.n.(iii)        Consents to Being Named as Trustee*
        2.p              Form of Subscription Agreement
        2.r              Financial Data Schedule


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 *  Previously filed.